UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-21237

                              Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN                                  46208
(Address of principal executive offices)    (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:      3/31

Date of reporting period:   09/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DEAN FUNDS

Small Cap Value Fund
Mid Cap Value Fund

Semi-Annual Report

September 30, 2012

Fund Adviser:

Dean Investment Associates LLC
3500 Pentagon Blvd., Suite 200
Beavercreek, Ohio 45431

Toll Free 1-888-899-8343

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted.  For more information on the Dean Small Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

*   Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**The Russell 2000 and Russell 2000 Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.  The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

Comparison of the Change in Value of a $10,000 Investment in the Dean Small Cap Value Fund, the Russell 2000 Index and the Russell 2000 Value Index

Dean Small Cap Value Fund - 22,524
Russell 2000 Index - 26,347
Russell 2000 Value Index - 25,195
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
Value
Sep-02
Mar-03
Sep-03
Mar-04
Sep-04
Mar-05
Sep-05
Mar-06
Sep-06
Mar-07
Sep-07
Mar-08
Sep-08
Mar-09
Sep-09
Mar-10
Sep-10
Mar-11
Sep-11
Mar-12
Sep-12
Date

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell 2000 Index and the Russell 2000 Value Index on September 30, 2002 and held through September 30, 2012.

The Russell 2000 Index and the Russell 2000 Value Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  For more information on the Dean Small Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

 You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46208, Member FINRA.

Performance Summary

*   Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Russell Midcap and the Russell Midcap Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.  The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted.  For more information on the Dean Mid Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

Comparison of the Change in Value of a $10,000 Investment in the Dean Mid Cap Value Fund, the Russell Midcap Index, and the Russell Midcap Value Index

Dean Mid Cap Value Fund - 18,457
Russell Midcap Index - 28,855
Russell Midcap Value Index - 28,292
$30,000
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
Value
Sep-02
Mar-03
Sep-03
Mar-04
Sep-04
Mar-05
Sep-05
Mar-06
Sep-06
Mar-07
Sep-07
Mar-08
Sep-08
Mar-09
Sep-09
Mar-10
Sep-10
Mar-11
Sep-11
Mar-12
Sep-12
Date

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell Midcap Index, and the Russell Midcap Value Index on September 30, 2002 and held through September 30, 2012.

The Russell Midcap Index and the Russell Midcap Value Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  For more information on the Dean Mid Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343.

 You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46208, Member FINRA.

DEAN SMALL CAP VALUE FUND HOLDINGS  -  (UNAUDITED)

1As a percent of total investments.

The investment objective of the Dean Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income.

DEAN MID CAP VALUE FUND HOLDINGS  -  (UNAUDITED)

1As a percent of total investments.

The investment objective of the Dean Mid Cap Value Fund is long-term capital appreciation and, secondarily, dividend income.

PORTFOLIO HOLDINGS -  (UNAUDITED)

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.  In addition, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS’ EXPENSES -  (UNAUDITED)

As a shareholder of each Fund, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2012 to September 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Dean Small Cap Value Fund	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period April 1, 2012 – September 30, 2012*
Actual	$1,000.00	$975.80	$6.19
Hypothetical**	$1,000.00	$1,018.80	$6.33

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Dean Mid Cap Value Fund	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period April 1, 2012 – September 30, 2012*
Actual	$1,000.00	$988.00	$7.48
Hypothetical**	$1,000.00	$1,017.55	$7.59

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 93.70%	Value

	Abrasive Asbestos & Miscellenous Nonmetallic Mineral Products - 0.46%
4,175	CARBO Ceramics, Inc.	$262,691

	Accident & Health Insurance - 1.77%
32,128	StanCorp Financial Group, Inc.	1,003,679

	Aircraft & Parts - 1.82%
16,545	Triumph Group, Inc.	1,034,559

	Arrangement Of Transportation Of Freight Cargo - 0.48%
10,620	Brink's Co. / The	272,828

	Bituminous Coal & Lignite Surface Mining - 1.98%
61,934	Cloud Peak Energy, Inc. *	1,121,005

	Crude Petroleum & Natural Gas - 4.62%
17,903	Berry Petroleum - Class A	727,399
19,421	Contango Oil & Gas Co. *	954,348
44,185	EXCO Resources, Inc.	353,922
31,725	KMG Chemicals, Inc.	586,912
		2,622,581

	Drawing & Insulating Nonferrous Wire - 0.56%
8,605	Belden, Inc.	317,352

	Drilling Oil & Gas Wells - 0.50%
6,235	Atwood Oceanics, Inc. *	283,381

	Electric Houseware & Fans - 2.12%
37,864	Helen of Troy Ltd. *	1,205,211

	Electric Work - 0.94%
18,748	EMCOR Group, Inc.	535,068

	Electronic Components & Accessories - 1.54%
88,762	Vishay Intertechnology, Inc. *	872,530

	Finance Services - 2.19%
123,365	KKR Financial Holdings LLC (a)	1,239,818

	Fire, Marine & Casualty Insurance -3.90%
33,187	AmTrust Financial Services, Inc.	850,251
5,480	Enstar Group Ltd. *	546,082
33,035	Greenlight Capital Re. Ltd. *	817,616
		2,213,949

	General Industrial Machinery & Equipment - 1.20%
11,255	Gardner Denver, Inc.	679,915

	Heavy Construction Other Than Building Construction - Contractors - 1.06%
24,993	Foster Wheeler AG *	598,832

	Hospital & Medical Service Plans - 0.93%
23,530	Health Net, Inc. *	529,660

	Household Furniture - 0.45%
8,505	Tempur-Pedic International, Inc. *	254,214

	Life Insurance - 3.64%
99,190	American Equity Investment Life Holding Co.	1,153,580
31,762	Primerica, Inc.	909,664
		2,063,244

	Lumber & Wood Products (No Furniture) - 1.73%
28,100	Koppers Holdings, Inc.	981,533

	Machine Tools, Metal Cutting Types - 2.07%
31,690	Kennametal, Inc.	1,175,065

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 93.70% - continued	Value

	Measuring & Controlling Devices - 2.18%
23,100	MTS Systems Corp.	$1,237,005

	Miscellaneous - Electrical Machinery, Equipment & Supplies - 1.66%
23,573	Spectrum Brand Holdings, Inc.	943,156

	Miscellaneous - Fabricated Metal Products - 3.14%
24,125	Barnes Group, Inc.	603,366
29,557	Crane Co.	1,180,211
		1,783,577

	Miscellaneous - Industrial & Commercial Machinery & Equipment - 1.20%
20,835	Curtiss-Wright Corp.	681,304

	Miscellaneous - Primary Metals Products - 1.61%
60,785	Dynamic Materials Corp.	912,991

	Mining - 1.93%
80,665	US Silica Holdings, Inc. *	1,093,817

	Motor Vehicles & Passenger Car Bodies - 1.02%
21,126	Oshkosh Corp. *	579,486

	Motor Vehicles Parts & Accessories - 3.60%
77,126	Dana Holding Corp.	948,650
39,053	Tenneco, Inc. *	1,093,484
		2,042,134

	National Commercial Banks - 3.33%
50,335	BBCN Bancorp, Inc *	634,724
43,950	Horizon Bancorp.	1,256,091
		1,890,815

	Oil, Gas Field Services - 1.00%
28,435	C&J Energy Services, Inc. *	565,856

	Personal Credit Institutions - 0.54%
4,505	World Acceptance Corp. *	303,862

	Plastics Products - 1.17%
12,340	Tupperware Brands Corp.	661,301

	Railroad Equipment - 1.46%
27,680	Trinity Industries, Inc.	829,570

	Retail - Apparel & Accessory Stores - 0.58%
31,240	Body Central Corp. *	326,458

	Retail - Miscellaneous Retail - 1.91%
7,130	Cash America International, Inc.	275,004
35,340	Ezcorp, Inc. - Class A *	810,346
		1,085,350

	Savings Institution, Federally Chartered - 1.59%
49,570	Investors Bancorp, Inc.	904,157

	Secondary Smelting & Refining Of Nonferrous Metals - 0.52%
23,095	Titanium Metals Corp.	296,309

	Security Brokers, Dealers & Flotation Companies - 0.49%
20,585	Duff & Phelps Corp.	280,162

	Services - Advertising - 1.10%
25,352	Valassis Communications, Inc. *	625,941

	Services - Auto Rental & Leasing (No Drivers) - 1.45%
21,045	Ryder System, Inc.	822,018

	Services - Computer Integrated Systems Design - 3.86%
21,719	CACI International, Inc. - Class A *	1,124,827
128,774	Datalink Corp. *	1,066,249
		2,191,076

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 93.70% - continued	Value

	Services - Equipment Rental & Leasing - 1.41%
23,605	TAL International Group, Inc.	$802,098

	Services - Engineering Services - 2.00%
32,170	URS Corp.	1,135,923

	Services - Hospitals - 1.77%
19,442	Magellan Health Services, Inc. *	1,003,402

	Services - Personal Services - 1.84%
11,025	Coinstar, Inc. *	495,904
11,710	Steiner Leisure Ltd. *	545,100
		1,041,004

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.51%
8,900	Stepan Co.	855,468

	Special Industry Machinery (No Metalworking Machinery) - 1.11%
38,385	John Bean Technologies Corp.	626,827

	State Commercial Banks - 2.73%
38,737	Bryn Mawr Bank Corp.	869,258
107,489	Wilshire Bancorp., Inc. *	677,181
		1,546,439

	Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.79%
76,724	Commercial Metals Co.	1,012,757

	Surety Insurance - 0.50%
21,003	Assured Guaranty Ltd.	286,061

	Surgical & Medical Instruments & Apparatus - 0.52%
10,135	Hill-Rom Holdings, Inc.	294,523

	Title Insurance - 1.06%
9,220	Investors Title Co.	601,513

	Truck Trailers - 1.05%
83,725	Wabash National Corp. *	596,959

	Wholesale - Computer & Peripheral Equipment & Software - 1.61%
20,181	Tech Data Corp. *	914,199

	Wholesale - Electrical Apparatus & Equipment, Wiring Supplies- 1.57%
15,545	Anixter International, Inc. *	893,216

	Wholesale - Farm Product Raw Materials - 1.25%
18,845	Andersons, Inc./ The	709,703

	Wholesale - Paper & Paper Products - 1.60%
34,790	United Stationers, Inc.	905,236

	Women's, Misses', Children's & Infants' Undergarments - 1.08%
11,775	Warnaco Group, Inc./The *	611,123

	TOTAL COMMON STOCKS (Cost $49,844,712)	53,159,911

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2012
(Unaudited)

		Fair
Shares	REAL ESTATE INVESTMENT TRUSTS - 2.62%	Value

40,325	Chatham Lodging Trust	$559,711
38,931	Hospitality Properties Trust	925,779

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,459,942)	1,485,490

	MONEY MARKET SECURITIES - 1.42%
805,114	Fidelity Institutional Money Market Portfolio, 0.20% (b)	805,114

	TOTAL MONEY MARKET SECURITIES (Cost $805,114)	805,114

	TOTAL INVESTMENTS (Cost $52,109,768) - 97.74%	$55,450,515

	Other assets less liabilities - 2.26%	1,279,632

	TOTAL NET ASSETS - 100.00%	$56,730,147

* Non-income producing securities.
(a) Limited Partnership.
(b) Variable rate security; the money market rate shown represents the rate at September 30, 2012.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.35%	Value

	Accident & Health Insurance - 3.49%
3,735	Reinsurance Group Of America, Inc.	$216,144
8,920	Unum Group	171,442
		387,586

	Auto Controls For Regulating Residential & Commercial Environment - 1.51%
3,735	Ingersoll-Rand PLC	167,403

	Beverages - 1.50%
3,735	Dr Pepper Snapple Group, Inc.	166,320

	Canned Fruits, Vegetable & Preserves, Jams & Jellies - 1.59%
2,050	JM Smucker Co./The	176,976

	Chemicals & Allied Products - 1.62%
3,255	FMC Corp.	180,262

	Crude Petroleum & Natural Gas - 5.55%
2,770	Noble Energy, Inc.	256,807
1,685	Pioneer Natural Resources Co.	175,914
5,785	QEP Resources, Inc.	183,153
		615,874

	Cutlery, Handtools, & General Hardware - 1.48%
2,290	Snap-On, Inc.	164,582

	Drawing & Insulating Nonferrous Wire - 1.31%
4,965	General Cable Corp. *	145,872

	Electronic Connectors - 1.85%
7,835	Molex Inc.	205,904

	Fire, Marine & Casualty Insurance - 1.34%
3,975	W.R. Berkley Corp.	149,023

	General Industrial Machinery & Equipment - 2.10%
3,855	Gardner Denver, Inc.	232,881

	Grain Mill Products - 2.00%
4,025	Ingredion, Inc.	222,019

	Household Appliances - 1.60%
2,145	Whirlpool Corp.	177,842

	Heavy Construction Other Than Building Construction - Contractors - 1.51%
2,979	Fluor Corp.	167,658

	Insurance Agents Brokers & Services - 1.72%
5,180	Willis Group Holdings PLC	191,246

	Investment Advice - 3.66%
3,015	Ameriprise Financial, Inc.	170,920
9,400	Invesco Ltd.	234,906
		405,826

	Life Insurance - 2.01%
4,337	Torchmark Corp.	222,705

	Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.53%
1,810	PVH Corp.	169,633

	Metalworking Machinery & Equipment - 1.70%
2,890	SPX Corp.	189,035

	Miscellaneous Electrical Machinery, Equipment & Supplies- 1.70%
2,530	Energizer Holdings, Inc.	188,763

	Miscellaneous Fabricated Metal Products - 1.54%
2,050	Parker Hannifin Corp.	171,339

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.35% - continued	Value

	Miscellaneous Industrial & Commercial Machinery & Equipment - 1.50%
3,520	Eaton Corp.	$166,355

	Motor Vehicle Parts & Accessories - 1.55%
2,770	Autoliv, Inc.	171,657

	National Commercial Banks - 3.53%
22,295	KeyCorp	194,858
9,520	Zions Bancorporation	196,636
		391,494

	Natural Gas Distribution - 3.39%
4,095	AGL Resources, Inc.	167,526
3,855	National Fuel Gas Co.	208,324
		375,850

	Oil & Gas Field Machinery & Equipment - 2.11%
5,181	Baker Hughes, Inc.	234,337

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.54%
2,530	Zimmer Holdings, Inc.	171,079

	Paper Mills - 1.73%
6,265	MeadWestvaco Corp.	191,709

	Paperboard Containers & Boxes - 1.97%
4,940	Greif, Inc. - Class A	218,249

	Petroleum Refining -1.69%
3,494	Murphy Oil Corp.	187,593

	Personal Credit Institutions - 1.73%
4,820	Discover Financial Services	191,499

	Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.65%
3,470	Albemarle Corp.	182,800

	Pumps & Pumping Equipment - 1.70%
1,481	Flowserve Corp.	189,183

	Railroad, Line-Haul Operating - 1.28%
6,870	CSX Corp.	142,553

	Retail - Auto & Home Supply Store - 1.49%
2,410	Advance Auto Parts, Inc.	164,940

	Retail - Department Stores - 3.52%
3,735	Kohl's Corp.	191,307
5,300	Macy's, Inc.	199,386
		390,693

	Retail - Eating Places - 2.06%
4,095	Darden Restaurants, Inc.	228,296

	Retail - Miscellaneous Shopping Goods Stores - 1.51%
14,595	Staples, Inc.	168,134

	Semiconductors & Related Devices - 1.69%
5,905	Linear Technology Corp.	188,074

	Services - Advertising Agencies - 1.77%
17,715	Interpublic Group of Companies, Inc./The	196,991

	Services - Hospitals - 1.62%
2,410	Mednax, Inc. *	179,424

	Services - Management Consultant Services - 1.27%
2,650	Towers Watson & Co. - Class A	140,582

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2012
(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.35% - continued	Value

	Services - Prepackaged Software - 1.97%
6,630	Synopsys, Inc. *	$218,923

	State Commercial Banks - 2.67%
3,083	Commerce Bancshares, Inc.	124,337
1,810	M&T Bank Corp.	172,240
		296,577

	Steel Pipes & Tubes - 1.20%
4,178	Allegheny Technologies, Inc.	133,278

	Surgical & Medical Instruments & Apparatus - 2.26%
2,397	C.R. Bard, Inc.	250,846

	Wholesale - Electronic Parts & Equipment - 1.90%
6,265	Arrow Electronics, Inc. *	211,193

	X-Ray Apparatus & Tubes & Related Irridation Apparatus - 1.74%
9,520	Hologic, Inc. *	192,685

	TOTAL COMMON STOCKS (Cost $9,628,400)	10,473,743

	REAL ESTATE INVESTMENT TRUSTS - 4.46%
8,435	BioMed Realty Trust, Inc.	157,903
2,290	Digital Realty Trust, Inc.	159,957
11,040	Host Hotels & Resorts, Inc.	177,192

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $457,176)	495,052

	MONEY MARKET SECURITIES - 1.15%
127,034	Fidelity Institutional Money Market Portfolio, 0.20% (a)	127,034

	TOTAL MONEY MARKET SECURITIES (Cost $127,034)	127,034

	TOTAL INVESTMENTS (Cost $10,212,610) - 99.96%	$11,095,829

	Other assets less liabilities - 0.04%	4,921

	TOTAL NET ASSETS - 100.00%	$11,100,750

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at September 30, 2012.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2012
(Unaudited)
	Small Cap	Mid Cap
	Value Fund	Value Fund

ASSETS
Investment in securities:
At cost	$52,109,768	$10,212,610
At value	$55,450,515	$11,095,829

Receivable for securities sold	2,302,446	-
Dividends receivable	52,757	17,407
Receivable for capital stock sold	6,206	-
Interest receivable	368	16
Prepaid expenses	17,080	11,166
TOTAL ASSETS	57,829,372	11,124,418

LIABILITIES
Payable for securities purchased	1,026,833	-
Payable to Adviser (a)	34,741	2,179
Payable to Administrator (a)	10,496	3,050
Payable for capital stock purchased	5,345	-
Payable to custodian (a)	4,199	1,384
Payable to trustees & officers	1,048	1,048
Accrued expenses	16,563	16,007
TOTAL LIABILITIES	1,099,225	23,668

NET ASSETS	$56,730,147	$11,100,750

Net assets consist of:
Paid in capital	$54,305,343	$14,880,223
Accumulated undistributed net investment income	157,822	58,127
Accumulated net realized gains (losses) from security
transactions	(1,073,765)	(4,720,819)
Net unrealized appreciation (depreciation) on investments	3,340,747	883,219

NET ASSETS	$56,730,147	$11,100,750

Shares of beneficial interest outstanding (unlimited
numbers of shares authorized)	5,021,177	1,039,445

Net asset value, offering, and redemption price per share	$11.30	$10.68

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2012
(Unaudited)	Small Cap	Mid Cap
	Value Fund	Value Fund

Investment Income
Dividends (net of foreign withholding tax of $83 for the Mid Cap Fund)	$349,214	$104,503
Interest	934	182
Total Income	350,148	104,685

Expenses
Investment advisory fees (a)	244,612	52,855
Administration expenses (a)	68,170	15,074
Transfer agent expenses (a)	18,358	10,870
Registration expenses	14,348	12,035
Custody expenses (a)	10,245	3,944
Legal expenses	9,848	9,851
Audit expenses	6,768	6,769
Printing expenses	6,256	707
Trustees expenses	5,014	5,014
CCO expenses	4,596	4,595
Pricing expenses	1,992	1,912
Insurance expenses	1,647	1,647
Miscellaneous expenses	1,542	1,234
24F-2 fees	475	13
Total Expenses	393,871	126,520
Fees waived and expenses reimbursed by Adviser (a)	(53,577)	(47,093)
Net Expenses	340,294	79,427

Net Investment Income	9,854	25,258

Realized & Unrealized Gain (Loss)
Net realized gains (losses) on security transactions	(123,929)	(154,891)
Change in unrealized appreciation (depreciation) on investments	(1,021,518)	13,068
Net realized & unrealized gains (losses) on investments	(1,145,447)	(141,823)

Net increase (decrease) in net assets resulting from operations	$(1,135,593)	$(116,565)
(a) SEE NOTE 4 in Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
	Small Cap Value Fund

	For the Six	Year
	Months Ended	Ended
	September 30, 2012	March 31,
	(Unaudited)	2012
Increase (Decrease) in Net Assets from:
Operations
Net investment income (loss)	$9,854	$147,819
Net realized gains (losses) from security transactions	(123,929)	492,299
Change in unrealized appreciation (depreciation) on investments	(1,021,518)	1,434,588
Net increase (decrease) in net assets from operations	(1,135,593)	2,074,706

Distributions
From net investment income	-	(42,868)
Decrease in net assets from distributions to shareholders	-	(42,868)

Capital Share Transactions

Proceeds from shares sold	5,562,786	28,240,749
Reinvestment of distributions	-	41,262
Amounts paid for shares redeemed	(1,974,321)	(6,310,542)
Net increase in net assets from capital share transactions	3,588,465	21,971,469

Total Increase (Decrease) in Net Assets	2,452,872	24,003,307

Net Assets
Beginning of period	54,277,275	30,273,968

End of period	$56,730,147	$54,277,275

Accumulated undistributed net investment income included in net assets	$157,822	$147,968

Capital Share Transactions
Shares sold	511,765	2,617,563
Shares issued in reinvestment of distributions	-	3,964
Shares redeemed	(177,352)	(588,036)
Net increase (decrease) in shares outstanding	334,413	2,033,491

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS - continued
	Mid Cap Value Fund

	For the Six	Year
	Months Ended	Ended
	September 30, 2012	March 31,
	(Unaudited)	2012
Increase (Decrease) in Net Assets from:
Operations
Net investment income (loss)	$25,258	$32,912
Net realized gains (losses) from security transactions	(154,891)	(317,506)
Change in unrealized depreciation on investments	13,068	672,864
Net increase (decrease) in net assets resulting from operations	(116,565)	388,270

Distributions
From net investment income	-	(50,620)
Decrease in net assets from distributions to shareholders	-	(50,620)

Capital Share Transactions
Proceeds from shares sold	322,158	1,250,974
Reinvestment of distributions	-	49,060
Amounts paid for shares redeemed	(33,432)	(694,033)
Net increase (decrease) in net assets from capital share transactions	288,726	606,001

Total Increase (Decrease) in Net Assets	172,161	943,651

Net Assets
Beginning of period	10,928,589	9,984,938

End of period	$11,100,750	$10,928,589

Accumulated undistributed net investment income included in net assets	$58,127	$32,869

Capital Share Transactions
Shares sold	31,913	126,517
Shares issued in reinvestment of distributions	-	5,105
Shares redeemed	(3,319)	(69,816)
Net increase (decrease) in shares outstanding	28,594	61,806

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	For the Six						For the Years ended
	Months Ended
	September 30, 2012 (Unaudited)		March 31, 2012		March 31, 2011		March 31, 2010	March 31, 2009		March 31, 2008

Net asset value, beginning of period	$ 11.58		$ 11.41		$ 9.57		$ 5.08	$ 8.80		$ 15.71

Income (loss) from investment operations:
Net investment income (loss)	0.00		0.04	(b)	0.02	(b)	0.12	0.08		0.10
Net realized and unrealized gains (losses)
on investments	(0.28)		0.14		1.93	(e)	4.45	(3.68)		(3.17)
Total income (loss) from investment operations	(0.28)		0.18		1.95		4.57	(3.60)		(3.07)

Less distributions:
From net investment income	-		(0.01)		(0.11)		(0.08)	(0.10)		(0.01)
From net realized gains	-		-		-		-	(0.02)		(3.83)
Total distributions	-		(0.01)		(0.11)		(0.08)	(0.12)		(3.84)

Net asset value, end of period	$ 11.30		$ 11.58		$ 11.41		$ 9.57	$ 5.08		$ 8.80

Total Return (a)	-2.42%	(f)	1.58%		20.47%		90.14%	-41.11%		-21.57%	(c)

Ratios and Supplemental Data

Net assets, end of period	$ 56,730,147		$ 54,277,275		$ 30,273,968		$ 18,965,347	$ 9,561,422		$ 15,141,843

Ratio of expenses to average net assets
After fee waivers and/or expense
reimbursement by Adviser	1.25%	(g)	1.32%	(h)	1.50%		1.50%	1.50%	(d)	1.50%
Before fee waivers and/or expense
reimbursement by Adviser	1.45%	(g)	1.58%		2.03%		2.30%	2.42%		2.14%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense
reimbursement by Adviser	0.04%	(g)	0.36%		0.20%		1.58%	1.22%	(d)	0.77%
Before fee waivers and/or expense
reimbursement by Adviser	(0.16)%	(g)	0.10%		(0.33)%		0.78%	0.30%		0.13%
Portfolio turnover rate	71%		214%		183%		165%	141%		85%

(a) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) Calculated using the average shares method.
(c) Total returns shown exclude the effect of applicable sales loads.
(d) A portion of the waiver was related to 12b-1 expenses voluntarily waived by the Adviser, equal to 0.19% of average net assets.
(e) Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.
(f) Not annualized.
(g) Annualized.
(h) Effective August 1, 2011, the Adviser agreed to waive fees to maintain Fund expenses at 1.25% (excluding Service fees). Prior to that date, the expense cap was 1.50%.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS (continued)
Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended		For the Years ended
	September 30, 2012 (Unaudited)		March 31, 2012	March 31, 2011		March 31, 2010	March 31, 2009		March 31, 2008

Net asset value, beginning of period	$ 10.81		$ 10.52	$ 9.89		$ 6.32	$ 10.65		$ 12.52

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.03	0.08	(b)	0.07	0.15		0.18
Net realized and unrealized gains (losses)
on investments	(0.15)		0.31	0.65	(e)	3.59	(4.34)		(1.92)
Total income (loss) from investment operations	(0.13)		0.34	0.73		3.66	(4.19)		(1.74)

Less distributions:
From net investment income	-		(0.05)	(0.10)		(0.09)	(0.14)		(0.13)
Total distributions	-		(0.05)	(0.10)		(0.09)	(0.14)		(0.13)

Net asset value, end of period	$ 10.68		$ 10.81	$ 10.52		$ 9.89	$ 6.32		$ 10.65

Total Return (a)	-1.20%	(f)	3.29%	7.39%		57.97%	-39.52%		-14.02%	(c)

Ratios and Supplemental Data

Net assets, end of period	$ 11,100,750		$ 10,928,589	$ 9,984,938		$ 14,217,713	$ 9,099,560		$ 14,181,769

Ratio of expenses to average net assets:
After fee waivers and/or expense
reimbursement by Adviser	1.50%	(g)	1.50%	1.50%		1.50%	1.50%	(d)	1.50%
Before fee waivers and/or expense
reimbursement by Adviser	2.39%	(g)	2.57%	2.52%		2.39%	2.47%		2.23%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense
reimbursement by Adviser	0.48%	(g)	0.34%	0.82%		0.80%	1.73%	(d)	1.46%
Before fee waivers and/or expense
reimbursement by Adviser	(0.41)%	(g)	(0.73)%	(0.20)%		(0.09)%	0.76%		0.73%
Portfolio turnover rate	23%		59%	111%		62%	77%		24%

(a) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) Calculated using the average shares method
(c) Total returns shown exclude the effect of applicable sales loads.
(d) A portion of the waiver was related to 12b-1 expenses voluntarily waived by the Adviser, equal to 0.19% of average net assets.
(e) Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.
(f) Not annualized.
(g) Annualized.

See accompanying notes which are an integral part of these financial statements.

 DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2012
(Unaudited)

NOTE 1. Organization

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Mid Cap Fund was formerly known as the Dean Large Cap Value Fund. The name change was effective March 31, 2011. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).

The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of funds currently authorized by the Trustees. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds.  DCM is an affiliate of the Adviser. The investment objective of the Small Cap Fund and the Mid Cap Fund is long-term capital appreciation and, secondarily, dividend income.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirement applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the period ended September 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITS”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively.  The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distributions information available. Distributions received from investments in publicly traded partnerships are recorded as dividend income for book purposes. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.  For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid or fair valued bonds, if the Adviser’s research indicates a high recovery rate in restructuring, and the Funds expect to hold the bond until the issue is restructured, past due interest may not be written off in its entirety.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS - continued
September 30, 2012
(Unaudited)

NOTE 2. Significant Accounting Policies - continued

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute  its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.  As of September 30, 2012, there were no material reclassifications.

NOTE 3. Securities Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, master limited partnership and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS - continued
September 30, 2012
(Unaudited)

NOTE 3. Securities Valuation and Fair Value Measurements - continued

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service using observable inputs other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS - continued
September 30, 2012
(Unaudited)

NOTE 3. Securities Valuation and Fair Value Measurements - continued

The following is a summary of the inputs used at September 30, 2012 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$53,159,911	$-	$-	$53,159,911
Real Estate Investment Trusts	1,485,490	-	-	1,485,490
Money Market Securities	805,114	-	-	805,114
Total	$55,450,515	$-	$-	$55,450,515
*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used at September 30, 2012 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$10,473,743	$-	$-	$10,473,743

Real Estate Investment Trusts	495,052	-	-	495,052

Money Market Securities	127,034	-	-	127,034

Total	$11,095,829	$-	$-	$11,095,829
*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.  During the period ended September 30, 2012, the Funds had no transfers between Levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. Fees and Transactions with Affiliates and Related Parties

The Funds’ investments are managed by the Adviser pursuant to the terms of an advisory agreement.  The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis.  The Sub-Adviser is paid by the Adviser. In accordance with the advisory agreement, the Adviser is entitled to an investment management fee, computed and accrued daily and paid monthly, at an annual rate of  0.90% of the average daily net assets of the Small Cap Fund and 1.00% of the average daily net assets of the Mid Cap Fund. For the period ended September 30, 2012, the Adviser earned fees, before the waiver described below, of $244,612 and $52,855 from the Small Cap Fund and the Mid Cap Fund, respectively.  The Adviser has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Funds may invest) at 1.25% of average daily net assets for the Small Cap Fund and 1.50% of the average daily net assets for the Mid Cap Fund through July 31, 2012. Prior to August 1, 2011, the Small Cap Fund’s expense cap was 1.50%. For the period ended September 30, 2012, the Adviser waived fees and reimbursed expenses of $53,577 and $47,093 for the Small Cap Fund and Mid Cap Fund, respectively. At September 30, 2012, the Adviser was owed $34,741 from the Small Cap Fund and $2,179 from the Mid Cap Fund. Each waiver or reimbursement by the Adviser with respect to a Fund may be subject to potential recoupment by the Adviser through March 31, 2016.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS - continued
September 30, 2012
(Unaudited)

NOTE 4. Fees and Transactions with Affiliates and Related Parties – continued

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at March 31, 2012, were as follows:

Fund	Amount	Expires March 31,

Small Cap Value Fund	$122,570	2013
	114,782	2014
	110,319	2015
Mid Cap Value Fund	$111,143	2013
	107,202	2014
	102,935	2015

Each Fund retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. These administrative services also include fund accounting and transfer agency services. For the period ended September 30, 2012, HASI earned fees of $68,170 and $15,074 from the Small Cap Fund and Mid Cap Fund, respectively, for administrative, fund accounting, and transfer agency services. For the period ended September 30, 2012, HASI was reimbursed $18,358 and $10,870 by the Small Cap Fund and Mid Cap Fund, respectively, for transfer agency expenses. As of September 30, 2012, HASI was owed $12,804 and $4,645 by the Small Cap Fund and Mid Cap Fund, respectively, for administrative services and reimbursement of transfer agency expenses. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the period ended September 30, 2012, Huntington National Bank earned fees of $10,245 and $3,944 by the Small Cap Fund and Mid Cap Fund, respectively, for custody services provided to the Funds.  At September 30, 2012, the custodian was owed $4,199 by the Small Cap Value Fund and $1,384 by the Mid Cap Value Fund for custody services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the period ended September 30, 2012. The Distributor and HASI are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS - continued
September 30, 2012
(Unaudited)

NOTE 5. Investments

For the period ended September 30, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of September 30, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

NOTE 6. Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2012, affiliates of the Adviser owned 31.98% and 68.66% of the Small Cap Fund and the Mid Cap Fund, respectively.  As a result, affiliates of the Adviser, may be deemed to control each of the Funds.

NOTE 8. Distributions to Shareholders

Small Cap Fund:

The tax character of distributions paid during the fiscal years ended March 31, 2012 and 2011 was as follows:

	2012	2011
Distributions paid from:
Ordinary income………………….	$42,868	$249,880
	$42,868	$249,880

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS - continued
September 30, 2012
(Unaudited)

NOTE 8. Distributions to Shareholders – continued

Mid Cap Fund:

The tax character of distributions paid during the fiscal years ended March 31, 2012 and 2011 was as follows:

	2012	2011
Distributions paid from:
Ordinary income………………….	$50,620	$91,112
	$50,620	$91,112

  As of March 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

	Small Cap Value Fund	Mid Cap Value Fund

Undistributed ordinary income	$147,968	$32,869
Capital loss carryforward	(511,223)	(4,541,974)
Unrealized appreciation (depreciation)	3,923,652	846,197

	$3,560,397	$(3,662,908)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales  in the amount of $438,613 for the Small Cap Fund and of $23,954 for the Mid Cap Fund.

NOTE 9. Capital Loss Carryforwards

As of March 31, 2012, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (888) 899-8343 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Kenneth G.Y. Grant
Nancy V. Kelly

OFFICERS
John C. Swhear, Senior Vice President & Interim President
Robert W. Silva, Chief Financial Officer and Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISOR
Dean Investment Associates LLC
3500 Pentagon Blvd., Suite 200
Beavercreek, Ohio. 45431

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of November 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)           Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)           Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Unified Series Trust

By  /s/ John C. Swhear
      John C. Swhear, Interim President

Date           11/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ John C. Swhear
        John C. Swhear, Interim President

Date           11/29/2012

By   /s/ Robert W. Silva
       Robert W. Silva, Treasurer

Date           11/29/2012